Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earning per share

9	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to the ordinary shareholders of the parent company
	2020	2019	2018
	$m	$m	$m
Profit attributable to shareholders of the parent company	5,229	7,383	13,727
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,241)	(1,324)	(1,029)
Year ended 31 Dec	3,898	5,969	12,608

Basic and diluted earnings per share
		2020			2019			2018
		Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	3,898	20,169	0.19	5,969	20,158	0.30	12,608	19,896	0.63
Effect of dilutive potential ordinary shares			73			75			87
Diluted	1	3,898	20,242	0.19	5,969	20,233	0.30	12,608	19,983	0.63
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares is 14.6 million (2019: 1.1 million; 2018: nil).